Annual Total Returns- Invesco STIC Prime Portfolio (Corporate) [BarChart] - Corporate - Invesco STIC Prime Portfolio - Corporate Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.12%	0.06%	0.09%	0.05%	0.07%	0.12%	0.34%	0.89%	1.85%	2.13%